Annual Fund Operating Expenses - Transamerica Pinebridge Inflation Opportunities VP	May 01, 2021
Initial
Operating Expenses:
Management fees	0.49%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual fund operating expenses	0.57%
Service
Operating Expenses:
Management fees	0.49%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual fund operating expenses	0.82%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 28, 2020.